6. TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2018
Trade Receivables
TRADE RECEIVABLES
		Consolidated
	12/31/2018	12/31/2017
Trade receivables
Third parties
Domestic market	1,369,396	1,290,823
Foreign market	852,821	982,846
	2,222,217	2,273,669
Allowance for doubtful debts	(237,352)	(191,979)
	1,984,865	2,081,690
Related Parties (note 19 b)	93,317	115,388
	2,078,182	2,197,078

In accordance with Group’ internal sales policy the Group performs operations relating to assignment of receivables without co-obligation in which, after assigning the customer’s trade notes/bills and receiving the amounts from each transaction closed, CSN settles the trade receivables and becomes entirely free of the credit risk on the transaction. In the consolidated, this transaction totals R$46,210 as of December 31, 2018 (R$186,827 as of December 31, 2017).

The breakdown of gross trade receivables from third parties is as follows:

		Consolidated
	12/31/2018	12/31/2017
Current	1,514,847	1,391,839
Past-due up to 30 days	177,287	167,760
Past-due up to 180 days	47,684	142,346
Past-due over 180 days	482,399	571,724
	2,222,217	2,273,669

The movements in the Group’s allowance for doubtful debts are as follows

	Consolidated
	12/31/2018	12/31/2017
Opening balance	(191,979)	(172,782)
Expected credit losses	(53,706)	(36,697)
Recovery of receivables	8,333	17,500
Closing balance	(237,352)	(191,979)

With the adoption of IFRS 9 - Financial Instruments, the Company changed the model as from January 1, 2018 from "losses incurred" to "expected credit losses", where it began to constitute the impairment from the date of recognition of the assets (accounts receivable to expire). The application of IFRS 9 did not bring material impacts to the Company.